Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Equity [abstract]
Beginning Balance	1,571		903
Purchase of treasury shares	4,513		2,158
Newly issued treasury shares			2,500
Release of treasury shares	(4,220)		(3,990)
Ending Balance	1,864		1,571
Beginning Balance	£ 12	[1]	£ 7
Purchase of treasury shares	37		16
Newly issued treasury shares			1
Release of treasury shares	(34)		(12)
Ending Balance	£ 15		£ 12	[1]

[1]	Comparative balances have been restated – see Note 1b.